Performance Management	Aug. 31, 2024
BNY Mellon Income Stock Fund - Class M Shares, Investor Shares | BNY Mellon Income Stock Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the average annual total returns of the fund's Class M shares and Investor shares to those of the Russell 1000® Index, a broad measure of market performance, and the Dow Jones Index.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%) Class M
Bar Chart [Table]

Year-by-Year Total Returns as of 12/31 each year (%) Class M
During the periods shown in the chart: Best Quarter Q4, 2020: 20.85% Worst Quarter Q1, 2020: -33.20%

Bar Chart Closing [Text Block]
During the periods shown in the chart: Best Quarter Q4, 2020: 20.85% Worst Quarter Q1, 2020: -33.20%
The year-to-date total return of the fund′s Class M shares as of September 30, 2024 was 16.66%.
Year to Date Return, Label [Optional Text]	The year-to-date total return of the fund′s Class M shares
Bar Chart, Year to Date Return	16.66%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	20.85%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(33.20%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Market Index Changed	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.
Performance [Table]

Average Annual Total Returns as of 12/31/23
Class	1 Year	5 Years	10 Years
Class M returns before taxes	9.93%	13.57%	10.01%
Class M returns after taxes on distributions	6.73%	9.96%	6.89%
Class M returns after taxes on distributions and sale of fund shares	7.98%	10.34%	7.35%
Investor returns before taxes	9.55%	13.28%	9.74%
Russell 1000® Index* reflects no deductions for fees, expenses or taxes	26.53%	15.52%	11.80%
Dow Jones Index reflects no deductions for fees, expenses or taxes	1.53%	10.05%	9.26%

* In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/23
Performance Table One Class of after Tax Shown [Text]	After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
BNY Mellon Mid Cap Multi-Strategy Fund | BNY Mellon Mid Cap Multi-Strategy Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the average annual total returns of the fund's Class M shares and Investor shares to those of the Russell 3000® Index, a broad measure of market performance, and the Russell Midcap® Index. The table also compares the average annual total returns of the fund's Class M shares and Investor shares to those of additional indices to show how the fund's performance compares with the returns of an index of mid-cap value stocks and an index of mid-cap growth stocks.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance Additional Market Index [Text]	The table also compares the average annual total returns of the fund's Class M shares and Investor shares to those of additional indices to show how the fund's performance compares with the returns of an index of mid-cap value stocks and an index of mid-cap growth stocks.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%) Class M
Bar Chart [Table]

Year-by-Year Total Returns as of 12/31 each year (%) Class M
During the periods shown in the chart: Best Quarter Q2, 2020: 26.08% Worst Quarter Q1, 2020: -24.36%

Bar Chart Closing [Text Block]
During the periods shown in the chart: Best Quarter Q2, 2020: 26.08% Worst Quarter Q1, 2020: -24.36%
The year-to-date total return of the fund's Class M shares as of September 30, 2024 was 11.02%.
Year to Date Return, Label [Optional Text]	The year-to-date total return of the fund's Class M shares
Bar Chart, Year to Date Return	11.02%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	26.08%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(24.36%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Market Index Changed	Effective as of August 31, 2024, changes were made to the fund’s performance benchmarks. Performance of the Russell Midcap® Growth Index and Russell Midcap® Value Index will not be shown in the future.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance [Table]

Average Annual Total Returns as of 12/31/23
Class	1 Year	5 Years	10 Years
Class M returns before taxes	17.92%	12.99%	9.05%
Class M returns after taxes on distributions	13.99%	10.37%	7.11%
Class M returns after taxes on distributions and sale of fund shares	13.30%	10.21%	7.04%
Investor returns before taxes	17.55%	12.70%	8.78%
Russell 3000® Index reflects no deductions for fees, expenses or taxes	25.96%	15.16%	11.48%
Russell Midcap® Index reflects no deductions for fees, expenses or taxes	17.23%	12.68%	9.42%
Russell Midcap® Value Index* reflects no deductions for fees, expenses or taxes	12.71%	11.16%	8.26%
Russell Midcap® Growth Index* reflects no deductions for fees, expenses or taxes	25.87%	13.81%	10.57%

* Effective as of August 31, 2024, changes were made to the fund’s performance benchmarks. Performance of the Russell Midcap® Growth Index and Russell Midcap® Value Index will not be shown in the future.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/23
Performance Table One Class of after Tax Shown [Text]	After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
BNY Mellon Small Cap Multi-Strategy Fund | BNY Mellon Small Cap Multi-Strategy Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the average annual total returns of the fund's Class M shares and Investor shares to those of the Russell 3000® Index, a broad measure of market performance, and the Russell 2000® Index. The table also compares the average annual total returns of the fund's Class M shares and Investor shares to those of additional indices to show how the fund's performance compares with the returns of an index of small cap value stocks and an index of small cap growth stocks.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance Additional Market Index [Text]	The table also compares the average annual total returns of the fund's Class M shares and Investor shares to those of additional indices to show how the fund's performance compares with the returns of an index of small cap value stocks and an index of small cap growth stocks.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%) Class M
Bar Chart [Table]

Year-by-Year Total Returns as of 12/31 each year (%) Class M
During the periods shown in the chart: Best Quarter Q2, 2020: 31.79% Worst Quarter Q1, 2020: -27.54%

Bar Chart Closing [Text Block]
During the periods shown in the chart: Best Quarter Q2, 2020: 31.79% Worst Quarter Q1, 2020: -27.54%
The year-to-date total return of the fund's Class M shares as of September 30, 2024 was 8.52%.
Year to Date Return, Label [Optional Text]	The year-to-date total return of the fund's Class M shares
Bar Chart, Year to Date Return	8.52%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	31.79%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(27.54%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Market Index Changed	Effective as of August 31, 2024, changes were made to the fund’s performance benchmarks. Performance of the Russell 2000® Growth Index and Russell 2000® Value Index will not be shown in the future.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance [Table]

Average Annual Total Returns as of 12/31/23
Class	1 Year	5 Years	10 Years
Class M returns before taxes	9.32%	10.38%	7.22%
Class M returns after taxes on distributions	9.18%	9.26%	5.79%
Class M returns after taxes on distributions and sale of fund shares	5.62%	8.11%	5.47%
Investor returns before taxes	9.02%	10.10%	6.95%
Russell 3000® Index reflects no deductions for fees, expenses or taxes	25.96%	15.16%	11.48%
Russell 2000® Index reflects no deductions for fees, expenses or taxes	16.93%	9.97%	7.16%
Russell 2000® Growth Index* reflects no deductions for fees, expenses or taxes	18.66%	9.22%	7.16%
Russell 2000® Value Index* reflects no deductions for fees, expenses or taxes	14.65%	10.00%	6.76%

* Effective as of August 31, 2024, changes were made to the fund’s performance benchmarks. Performance of the Russell 2000® Growth Index and Russell 2000® Value Index will not be shown in the future.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/23
Performance Table One Class of after Tax Shown [Text]	After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
BNY Mellon International Fund | BNY Mellon International Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the average annual total returns of the fund's Class M shares and Investor shares to those of the MSCI EAFE® Index, a broad measure of market performance.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses.

The fund changed its investment strategy on August 6, 2015. Prior to that date, the fund allocated its assets between a core investment style and a value investment style at the discretion of the fund's investment adviser. Different investment strategies may lead to different performance results. The fund's performance for periods prior to August 6, 2015 shown in the bar chart and table reflects the fund's investment strategy in effect prior to that date.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%) Class M
Bar Chart [Table]

Year-by-Year Total Returns as of 12/31 each year (%) Class M
During the periods shown in the chart: Best Quarter Q4, 2022: 19.82% Worst Quarter Q1, 2020: -24.00%

Bar Chart Closing [Text Block]
During the periods shown in the chart: Best Quarter Q4, 2022: 19.82% Worst Quarter Q1, 2020: -24.00%
The year-to-date total return of the fund's Class M shares as of September 30, 2024 was 10.18%.
Year to Date Return, Label [Optional Text]	The year-to-date total return of the fund's Class M shares
Bar Chart, Year to Date Return	10.18%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	19.82%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(24.00%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance [Table]

Average Annual Total Returns as of 12/31/23
Class	1 Year	5 Years	10 Years
Class M returns before taxes	16.95%	7.15%	3.37%
Class M returns after taxes on distributions	16.43%	6.73%	3.04%
Class M returns after taxes on distributions and sale of fund shares	11.27%	5.90%	2.83%
Investor returns before taxes	16.61%	6.89%	3.12%
MSCI EAFE® Index reflects no deductions for fees, expenses or taxes	18.24%	8.16%	4.28%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/23
Performance Table One Class of after Tax Shown [Text]	After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
BNY Mellon Emerging Markets Fund | BNY Mellon Emerging Markets Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the average annual total returns of the fund's Class M shares and Investor shares to those of the MSCI Emerging Markets Index, a broad measure of market performance.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses.

The fund changed its investment strategy on August 6, 2015. Prior to that date, the fund allocated its assets between a core investment style and a value investment style at the discretion of the fund's investment adviser. In addition, effective October 21, 2022, NIM became the fund's sub-adviser and the fund's investment approach, process and strategy was modified. Different investment strategies may lead to different performance results. The fund's performance for periods prior to August 6, 2015 and October 21, 2022 shown in the bar chart and table reflects the fund's investment strategy in effect prior to those dates.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%) Class M
Bar Chart [Table]

Year-by-Year Total Returns as of 12/31 each year (%) Class M
During the periods shown in the chart: Best Quarter Q2, 2020: 20.19% Worst Quarter Q1, 2020: -26.73%

Bar Chart Closing [Text Block]
During the periods shown in the chart: Best Quarter Q2, 2020: 20.19% Worst Quarter Q1, 2020: -26.73%
The year-to-date total return of the fund's Class M shares as of September 30, 2024 was 11.22%.
Year to Date Return, Label [Optional Text]	The year-to-date total return of the fund's Class M shares
Bar Chart, Year to Date Return	11.22%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	20.19%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(26.73%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.
Performance [Table]

Average Annual Total Returns as of 12/31/23
Class	1 Year	5 Years	10 Years
Class M returns before taxes	9.34%	4.48%	2.34%
Class M returns after taxes on distributions	9.25%	3.83%	2.06%
Class M returns after taxes on distributions and sale of fund shares	6.17%	3.72%	2.07%
Investor returns before taxes	9.04%	4.23%	2.09%
MSCI Emerging Markets Index reflects no deductions for fees, expenses or taxes	9.83%	3.68%	2.66%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/23
Performance Table One Class of after Tax Shown [Text]	After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
BNY Mellon Bond Fund | BNY Mellon Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the average annual total returns of the fund's Class M shares and Investor shares to those of the Bloomberg U.S. Aggregate Bond Index, a broad measure of market performance.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%) Class M
Bar Chart [Table]

Year-by-Year Total Returns as of 12/31 each year (%) Class M

During the periods shown in the chart: Best Quarter Q4, 2023: 6.65% Worst Quarter Q1, 2022: -6.17%

Bar Chart Closing [Text Block]
During the periods shown in the chart: Best Quarter Q4, 2023: 6.65% Worst Quarter Q1, 2022: -6.17%
The year-to-date total return of the fund's Class M shares as of September 30, 2024 was 4.61%.
Year to Date Return, Label [Optional Text]	The year-to-date total return of the fund's Class M shares
Bar Chart, Year to Date Return	4.61%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	6.65%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(6.17%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.
Performance [Table]

Average Annual Total Returns as of 12/31/23
Class	1 Year	5 Years	10 Years
Class M returns before taxes	5.48%	1.06%	1.64%
Class M returns after taxes on distributions	4.10%	-0.18%	0.40%
Class M returns after taxes on distributions and sale of fund shares	3.22%	0.35%	0.75%
Investor returns before taxes	5.23%	0.82%	1.39%
Bloomberg U.S. Aggregate Bond Index reflects no deductions for fees, expenses or taxes	5.53%	1.10%	1.81%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/23
Performance Table One Class of after Tax Shown [Text]	After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
BNY Mellon Intermediate Bond Fund | BNY Mellon Intermediate Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the average annual total returns of the fund's Class M shares and Investor shares to those of the Bloomberg U.S. Government/Credit Bond Index , a broad measure of market performance, and the Bloomberg U.S. Intermediate Government/Credit Index.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%) Class M
Bar Chart [Table]

Year-by-Year Total Returns as of 12/31 each year (%) Class M

During the periods shown in the chart: Best Quarter Q4, 2023: 3.60% Worst Quarter Q1, 2022: -3.84%

Bar Chart Closing [Text Block]
During the periods shown in the chart: Best Quarter Q4, 2023: 3.60% Worst Quarter Q1, 2022: -3.84%
The year-to-date total return of the fund's Class M shares as of September 30, 2024 was 4.48%.
Year to Date Return, Label [Optional Text]	The year-to-date total return of the fund's Class M shares
Bar Chart, Year to Date Return	4.48%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	3.60%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(3.84%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Market Index Changed	In accordance with regulatory changes requiring the fund’s primary benchmark to represent the overall applicable market, the fund’s primary prospectus benchmark changed to the indicated benchmark effective August 31, 2024.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.
Performance [Table]

Average Annual Total Returns as of 12/31/23
Class	1 Year	5 Years	10 Years
Class M returns before taxes	5.26%	1.65%	1.51%
Class M returns after taxes on distributions	4.09%	0.70%	0.60%
Class M returns after taxes on distributions and sale of fund shares	3.09%	0.86%	0.75%
Investor returns before taxes	5.01%	1.40%	1.26%
Bloomberg U.S. Government/Credit Bond Index* reflects no deductions for fees, expenses or taxes	5.72%	1.41%	1.97%
Bloomberg U.S. Intermediate Government/Credit Index reflects no deductions for fees, expenses or taxes	5.24%	1.59%	1.72%

* In accordance with regulatory changes requiring the fund’s primary benchmark to represent the overall applicable market, the fund’s primary prospectus benchmark changed to the indicated benchmark effective August 31, 2024.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/23
Performance Table One Class of after Tax Shown [Text]	After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
BNY Mellon Corporate Bond Fund | BNY Mellon Corporate Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the average annual total returns of the fund's Class M shares and Investor shares to those of the Bloomberg U.S. Aggregate Bond Index, a broad measure of market performance, the Bloomberg U.S. Intermediate Credit Index and the Bloomberg U.S. Credit Index.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%) Class M
Bar Chart [Table]

Year-by-Year Total Returns as of 12/31 each year (%) Class M
During the periods shown in the chart: Best Quarter Q2, 2020: 8.88% Worst Quarter Q1, 2022: -5.96%

Bar Chart Closing [Text Block]
During the periods shown in the chart: Best Quarter Q2, 2020: 8.88% Worst Quarter Q1, 2022: -5.96%
The year-to-date total return of the fund's Class M shares as of September 30, 2024 was 6.55%.
Year to Date Return, Label [Optional Text]	The year-to-date total return of the fund's Class M shares
Bar Chart, Year to Date Return	6.55%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	8.88%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(5.96%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Market Index Changed	Effective as of August 31, 2024, changes were made to the fund’s performance benchmarks. Performance of the Bloomberg U.S. Credit Index will not be shown in the future.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.
Performance [Table]

Average Annual Total Returns as of 12/31/23
Class	1 Year	5 Years	10 Years
Class M returns before taxes	9.13%	3.29%	3.24%
Class M returns after taxes on distributions	7.38%	1.75%	1.70%
Class M returns after taxes on distributions and sale of fund shares	5.35%	1.89%	1.81%
Investor returns before taxes	8.87%	3.04%	2.99%
Bloomberg U.S. Aggregate Bond Index reflects no deductions for fees, expenses or taxes	5.53%	1.10%	1.81%
Bloomberg U.S. Intermediate Credit Index reflects no deductions for fees, expenses or taxes	6.94%	2.44%	2.46%
Bloomberg U.S. Credit Index* reflects no deductions for fees, expenses or taxes	8.18%	2.45%	2.83%

* Effective as of August 31, 2024, changes were made to the fund’s performance benchmarks. Performance of the Bloomberg U.S. Credit Index will not be shown in the future.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/23
Performance Table One Class of after Tax Shown [Text]	After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
BNY Mellon Short-Term U.S. Government Securities Fund | BNY Mellon Short-Term U.S. Government Securities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the average annual total returns of the fund's Class M shares and Investor shares to those of the Bloomberg U.S. Government/Credit Bond Index , a broad measure of market performance, and the Bloomberg U.S. Government 1-3 Year Bond Index.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%) Class M
Bar Chart [Table]

Year-by-Year Total Returns as of 12/31 each year (%) Class M

During the periods shown in the chart: Best Quarter Q4, 2023: 2.41% Worst Quarter Q1, 2022: -2.20%

Bar Chart Closing [Text Block]
During the periods shown in the chart: Best Quarter Q4, 2023: 2.41% Worst Quarter Q1, 2022: -2.20%
The year-to-date total return of the fund's Class M shares as of September 30, 2024 was 4.10%.
Year to Date Return, Label [Optional Text]	The year-to-date total return of the fund's Class M shares
Bar Chart, Year to Date Return	4.10%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	2.41%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(2.20%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Market Index Changed	In accordance with regulatory changes requiring the fund’s primary benchmark to represent the overall applicable market, the fund’s primary prospectus benchmark changed to the indicated benchmark effective August 31, 2024.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.
Performance [Table]

Average Annual Total Returns as of 12/31/23
Class	1 Year	5 Years	10 Years
Class M returns before taxes	4.07%	1.07%	0.73%
Class M returns after taxes on distributions	2.89%	0.21%	0.04%
Class M returns after taxes on distributions and sale of fund shares	2.39%	0.46%	0.26%
Investor returns before taxes	3.81%	0.81%	0.48%
Bloomberg U.S. Government/Credit Bond Index* reflects no deductions for fees, expenses or taxes	5.72%	1.41%	1.97%
Bloomberg U.S. Government 1-3 Year Bond Index reflects no deductions for fees, expenses or taxes	4.32%	1.28%	1.05%

* In accordance with regulatory changes requiring the fund’s primary benchmark to represent the overall applicable market, the fund’s primary prospectus benchmark changed to the indicated benchmark effective August 31, 2024.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/23
Performance Table One Class of after Tax Shown [Text]	After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
BNY Mellon National Intermediate Municipal Bond Fund | BNY Mellon National Intermediate Municipal Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the average annual total returns of the fund's Class M shares and Investor shares to those of the S&P Municipal Bond Index, a broad measure of market performance, and the S&P Municipal Bond Investment Grade Intermediate Index.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%) Class M
Bar Chart [Table]

Year-by-Year Total Returns as of 12/31 each year (%) Class M

During the periods shown in the chart: Best Quarter Q4, 2023: 6.63% Worst Quarter Q1, 2022: -5.97%

Bar Chart Closing [Text Block]
During the periods shown in the chart: Best Quarter Q4, 2023: 6.63% Worst Quarter Q1, 2022: -5.97%
The year-to-date total return of the fund's Class M shares as of September 30, 2024 was 2.34%.
Year to Date Return, Label [Optional Text]	The year-to-date total return of the fund's Class M shares
Bar Chart, Year to Date Return	2.34%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	6.63%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(5.97%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Market Index Changed	In accordance with regulatory changes requiring the fund’s primary benchmark to represent the overall applicable market, the fund’s primary prospectus benchmark changed to the indicated benchmark effective August 31, 2024.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.
Performance [Table]

Average Annual Total Returns as of 12/31/23
Class	1 Year	5 Years	10 Years
Class M returns before taxes	5.68%	2.12%	2.41%
Class M returns after taxes on distributions	5.68%	2.07%	2.37%
Class M returns after taxes on distributions and sale of fund shares	4.44%	2.15%	2.42%
Investor returns before taxes	5.42%	1.88%	2.16%
S&P Municipal Bond Index* reflects no deductions for fees, expenses or taxes	6.03%	2.24%	3.06%
S&P Municipal Bond Investment Grade Intermediate Index reflects no deductions for fees, expenses or taxes	5.19%	2.20%	2.71%

* In accordance with regulatory changes requiring the fund’s primary benchmark to represent the overall applicable market, the fund’s primary prospectus benchmark changed to the indicated benchmark effective August 31, 2024.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/23
Performance Table One Class of after Tax Shown [Text]	After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
BNY Mellon National Short-Term Municipal Bond Fund | BNY Mellon National Short-Term Municipal Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the average annual total returns of the fund's Class M shares and Investor shares to those of the S&P Municipal Bond Index, a broad measure of market performance, and the S&P Municipal Bond Investment Grade Short Index.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%) Class M
Bar Chart [Table]

Year-by-Year Total Returns as of 12/31 each year (%) Class M

During the periods shown in the chart: Best Quarter Q4, 2023: 2.59% Worst Quarter Q1, 2022: -2.64%

Bar Chart Closing [Text Block]
During the periods shown in the chart: Best Quarter Q4, 2023: 2.59% Worst Quarter Q1, 2022: -2.64%
The year-to-date total return of the fund's Class M shares as of September 30, 2024 was 2.95%.
Year to Date Return, Label [Optional Text]	The year-to-date total return of the fund's Class M shares
Bar Chart, Year to Date Return	2.95%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	2.59%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(2.64%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Market Index Changed	In accordance with regulatory changes requiring the fund’s primary benchmark to represent the overall applicable market, the fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.
Performance [Table]

Average Annual Total Returns as of 12/31/23
Class	1 Year	5 Years	10 Years
Class M returns before taxes	3.55%	1.14%	0.92%
Class M returns after taxes on distributions	3.55%	1.14%	0.91%
Class M returns after taxes on distributions and sale of fund shares	2.82%	1.19%	0.97%
Investor returns before taxes	3.30%	0.89%	0.66%
S&P Municipal Bond Index* reflects no deductions for fees, expenses or taxes	6.03%	2.24%	3.06%
S&P Municipal Bond Investment Grade Short Index reflects no deductions for fees, expenses or taxes	3.31%	1.37%	1.19%

* In accordance with regulatory changes requiring the fund’s primary benchmark to represent the overall applicable market, the fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/23
Performance Table One Class of after Tax Shown [Text]	After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the average annual total returns of the fund's Class M shares and Investor shares to those of the S&P Municipal Bond Index, a broad measure of market performance, and the S&P Municipal Bond Investment Grade Intermediate Index.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%) Class M
Bar Chart [Table]

Year-by-Year Total Returns as of 12/31 each year (%) Class M

During the periods shown in the chart: Best Quarter Q4, 2023: 6.30% Worst Quarter Q1, 2022: -5.71%

Bar Chart Closing [Text Block]
During the periods shown in the chart: Best Quarter Q4, 2023: 6.30% Worst Quarter Q1, 2022: -5.71%
The year-to-date total return of the fund's Class M shares as of September 30, 2024 was 2.10%.
Year to Date Return, Label [Optional Text]	The year-to-date total return of the fund's Class M shares
Bar Chart, Year to Date Return	2.10%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	6.30%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(5.71%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Market Index Changed	In accordance with regulatory changes requiring the fund’s primary benchmark to represent the overall applicable market, the fund’s primary prospectus benchmark changed to the indicated benchmark effective August 31, 2024.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.
Performance [Table]

Average Annual Total Returns as of 12/31/23
Class	1 Year	5 Years	10 Years
Class M returns before taxes	5.38%	1.95%	2.27%
Class M returns after taxes on distributions	5.38%	1.86%	2.17%
Class M returns after taxes on distributions and sale of fund shares	4.16%	2.00%	2.29%
Investor returns before taxes	5.12%	1.71%	2.02%
S&P Municipal Bond Index+* reflects no deductions for fees, expenses or taxes	6.03%	2.24%	3.06%
S&P Municipal Bond Investment Grade Intermediate Index* reflects no deductions for fees, expenses or taxes	5.19%	2.20%	2.71%

+ In accordance with regulatory changes requiring the fund’s primary benchmark to represent the overall applicable market, the fund’s primary prospectus benchmark changed to the indicated benchmark effective August 31, 2024.

* Unlike the fund, the index is not limited to obligations issued by a single state or municipalities in that state.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/23
Performance Table One Class of after Tax Shown [Text]	After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | BNY Mellon Massachusetts Intermediate Municipal Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the average annual total returns of the fund's Class M shares and Investor shares to those of the S&P Municipal Bond Index, a broad measure of market performance, and the S&P Municipal Bond Investment Grade Intermediate Index.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%) Class M
Bar Chart [Table]

Year-by-Year Total Returns as of 12/31 each year (%) Class M

During the periods shown in the chart: Best Quarter Q4, 2023: 6.37% Worst Quarter Q1, 2022: -5.58%

Bar Chart Closing [Text Block]
During the periods shown in the chart: Best Quarter Q4, 2023: 6.37% Worst Quarter Q1, 2022: -5.58%
The year-to-date total return of the fund's Class M shares as of September 30, 2024 was 2.19%.
Year to Date Return, Label [Optional Text]	The year-to-date total return of the fund's Class M shares
Bar Chart, Year to Date Return	2.19%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	6.37%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(5.58%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Market Index Changed	In accordance with regulatory changes requiring the fund’s primary benchmark to represent the overall applicable market, the fund’s primary prospectus benchmark changed to the indicated benchmark effective August 31, 2024.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.
Performance [Table]

Average Annual Total Returns as of 12/31/23
Class	1 Year	5 Years	10 Years
Class M returns before taxes	5.81%	2.07%	2.25%
Class M returns after taxes on distributions	5.81%	2.06%	2.23%
Class M returns after taxes on distributions and sale of fund shares	4.42%	2.09%	2.27%
Investor returns before taxes	5.46%	1.80%	1.99%
S&P Municipal Bond Index+* reflects no deductions for fees, expenses or taxes	6.03%	2.24%	3.06%
S&P Municipal Bond Investment Grade Intermediate Index* reflects no deductions for fees, expenses or taxes	5.19%	2.20%	2.71%

+ In accordance with regulatory changes requiring the fund’s primary benchmark to represent the overall applicable market, the fund’s primary prospectus benchmark changed to the indicated benchmark effective August 31, 2024.

* Unlike the fund, the index is not limited to obligations issued by a single state or municipalities in that state.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/23
Performance Table One Class of after Tax Shown [Text]	After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | BNY Mellon New York Intermediate Tax-Exempt Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the average annual total returns of the fund's Class M and Investor shares to those of the S&P Municipal Bond Index, a broad measure of market performance, and the S&P Municipal Bond Investment Grade Intermediate Index.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%) Class M
Bar Chart [Table]

Year-by-Year Total Returns as of 12/31 each year (%) Class M

During the periods shown in the chart: Best Quarter Q4, 2023: 6.61% Worst Quarter Q1, 2022: -6.23%

Bar Chart Closing [Text Block]
During the periods shown in the chart: Best Quarter Q4, 2023: 6.61% Worst Quarter Q1, 2022: -6.23%
The year-to-date total return of the fund's Class M shares as of September 30, 2024 was 2.49%.
Year to Date Return, Label [Optional Text]	The year-to-date total return of the fund's Class M shares
Bar Chart, Year to Date Return	2.49%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	6.61%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(6.23%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Market Index Changed	In accordance with regulatory changes requiring the fund’s primary benchmark to represent the overall applicable market, the fund’s primary prospectus benchmark changed to the indicated benchmark effective August 31, 2024.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.
Performance [Table]

Average Annual Total Returns as of 12/31/23
Class	1 Year	5 Years	10 Years
Class M returns before taxes	5.74%	1.87%	2.30%
Class M returns after taxes on distributions	5.74%	1.73%	2.17%
Class M returns after taxes on distributions and sale of fund shares	4.40%	1.91%	2.29%
Investor returns before taxes	5.58%	1.64%	2.05%
S&P Municipal Bond Index+* reflects no deductions for fees, expenses or taxes	6.03%	2.24%	3.06%
S&P Municipal Bond Investment Grade Intermediate Index* reflects no deductions for fees, expenses or taxes	5.19%	2.20%	2.71%

+ In accordance with regulatory changes requiring the fund’s primary benchmark to represent the overall applicable market, the fund’s primary prospectus benchmark changed to the indicated benchmark effective August 31, 2024.

* Unlike the fund, the Index is not limited to obligations issued by a single state or municipalities in that state.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/23
Performance Table One Class of after Tax Shown [Text]	After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
BNY Mellon Municipal Opportunities Fund | BNY Mellon Municipal Opportunities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the average annual total returns of the fund's Class M shares and Investor shares to those of the S&P Municipal Bond Index and the Bloomberg U.S. Municipal Bond Index, a broad measure of market performance.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%) Class M
Bar Chart [Table]

Year-by-Year Total Returns as of 12/31 each year (%) Class M

During the periods shown in the chart: Best Quarter Q4, 2023: 7.90% Worst Quarter Q1, 2022: -6.80%

Bar Chart Closing [Text Block]
During the periods shown in the chart: Best Quarter Q4, 2023: 7.90% Worst Quarter Q1, 2022: -6.80%
The year-to-date total return of the fund's Class M shares as of September 30, 2024 was 4.29%.
Year to Date Return, Label [Optional Text]	The year-to-date total return of the fund's Class M shares
Bar Chart, Year to Date Return	4.29%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	7.90%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(6.80%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Market Index Changed	In accordance with regulatory changes requiring the fund’s primary benchmark to represent the overall applicable market, the fund’s primary prospectus benchmark changed to the indicated benchmark effective August 31, 2024.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.
Performance [Table]

Average Annual Total Returns as of 12/31/23
Class	1 Year	5 Years	10 Years
Class M returns before taxes	7.82%	2.53%	3.56%
Class M returns after taxes on distributions	7.82%	2.43%	3.49%
Class M returns after taxes on distributions and sale of fund shares	6.07%	2.62%	3.50%
Investor returns before taxes	7.46%	2.26%	3.30%
S&P Municipal Bond Index* reflects no deductions for fees, expenses or taxes	6.03%	2.24%	3.06%
Bloomberg U.S. Municipal Bond Index** reflects no deductions for fees, expenses or taxes	6.40%	2.25%	3.03%

* In accordance with regulatory changes requiring the fund’s primary benchmark to represent the overall applicable market, the fund’s primary prospectus benchmark changed to the indicated benchmark effective August 31, 2024.

** Effective as of August 31, 2024, changes were made to the fund’s performance benchmarks. Performance of the Bloomberg U.S. Municipal Bond Index will not be shown in the future.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/23
Performance Table One Class of after Tax Shown [Text]	After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
BNY Mellon Asset Allocation Fund | BNY Mellon Asset Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the average annual total returns of the fund's Class M shares and Investor shares to those of the Bloomberg U.S. Aggregate Bond Index, a broad measure of market performance, the S&P 500® Index and the Morningstar Moderate Target Risk Index.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%) Class M
Bar Chart [Table]

Year-by-Year Total Returns as of 12/31 each year (%) Class M
During the periods shown in the chart: Best Quarter Q2, 2020: 15.93% Worst Quarter Q1, 2020: -16.45%

Bar Chart Closing [Text Block]
During the periods shown in the chart: Best Quarter Q2, 2020: 15.93% Worst Quarter Q1, 2020: -16.45%
The year-to-date total return of the fund's Class M shares as of September 30, 2024 was 13.59%.
Year to Date Return, Label [Optional Text]	The year-to-date total return of the fund's Class M shares
Bar Chart, Year to Date Return	13.59%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	15.93%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(16.45%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Market Index Changed	In accordance with regulatory changes requiring the fund’s primary benchmark to represent the overall applicable market, the fund’s primary prospectus benchmark changed to the indicated benchmark effective August 31, 2024.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance [Table]

Average Annual Total Returns as of 12/31/23
Class	1 Year	5 Years	10 Years
Class M returns before taxes	14.60%	9.11%	6.41%
Class M returns after taxes on distributions	13.85%	7.42%	4.84%
Class M returns after taxes on distributions and sale of fund shares	8.85%	6.91%	4.74%
Investor returns before taxes	14.36%	8.84%	6.16%
Bloomberg U.S. Aggregate Bond Index* reflects no deductions for fees, expenses or taxes	5.53%	1.10%	1.81%
S&P 500 ® Index* reflects no deductions for fees, expenses or taxes	26.27%	15.68%	12.02%
Morningstar Moderate Target Risk Index reflects no deductions for fees, expenses or taxes	13.22%	7.38%	5.72%

* In accordance with regulatory changes requiring the fund’s primary benchmark to represent the overall applicable market, the fund’s primary prospectus benchmark changed to the indicated benchmark effective August 31, 2024.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/23
Performance Table One Class of after Tax Shown [Text]	After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
BNY Mellon Income Stock Fund - Class A, C, I, & Y | BNY Mellon Income Stock Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and, if those charges were included, returns would have been less than those shown. The table compares the average annual total returns of the fund's Class A, Class C, Class I and Class Y shares to those of the Russell 1000® Index, a broad measure of market performance and the Dow Jones Index. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.bny.com/investments.

Periods prior to May 31, 2016, the inception date for Class A, Class C, Class I and Class Y shares, reflect the performance of the fund's Class M shares, which are offered in a separate prospectus, adjusted in the table to reflect applicable sales charges. Such performance figures have not been adjusted to reflect applicable class fees and expenses; if these expenses had been reflected, the performance shown for Class A, Class C, Class I and Class Y shares would have been lower. Each share class is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes have different expenses.

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%) Class A
Bar Chart [Table]

Year-by-Year Total Returns as of 12/31 each year (%) Class A
During the periods shown in the chart: Best Quarter Q4, 2020: 20.89% Worst Quarter Q1, 2020: -33.16%

Bar Chart Closing [Text Block]
During the periods shown in the chart: Best Quarter Q4, 2020: 20.89% Worst Quarter Q1, 2020: -33.16%
The year-to-date total return of the fund′s Class A shares as of September 30, 2024 was 16.58%.
Year to Date Return, Label [Optional Text]	The year-to-date total return of the fund′s Class A shares
Bar Chart, Year to Date Return	16.58%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	20.89%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(33.16%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Market Index Changed	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.
Performance [Table]

Average Annual Total Returns as of 12/31/23
Class	1 Year	5 Years	10 Years
Class A returns before taxes	3.15%	11.89%	9.13%
Class A returns after taxes on distributions	0.22%	8.41%	6.09%
Class A returns after taxes on distributions and sale of fund shares	3.80%	8.98%	6.62%
Class C returns before taxes	7.91%	12.38%	9.14%
Class I returns before taxes	9.75%	13.51%	9.98%
Class Y returns before taxes	9.79%	13.53%	9.99%
Russell 1000 Index reflects no deductions for fees, expenses or taxes*	26.53%	15.52%	11.80%
Dow Jones Index reflects no deductions for fees, expenses or taxes	1.53%	10.05%	9.26%

* In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/23
Performance Table One Class of after Tax Shown [Text]	After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes